AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Principal Amount	General Obligation Bonds (26.0%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,132,320

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	994,837
1,900,000	3.000%, 08/01/38 Series 2021A	NR/AA+/NR	2,146,278

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 AGMC Insured	A1/AA/NR	1,752,483

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,502,524
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,457,925
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,190,010
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	729,556
860,000	4.000%, 08/15/34 Series 2021 A	NR/AA-/AA+	1,046,723
455,000	4.000%, 08/15/35 Series 2021 A	NR/AA-/AA+	552,834
475,000	4.000%, 08/15/36 Series 2021 A	NR/AA-/AA+	575,928
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,661,304
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,130,070

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	501,385
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	501,450
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	831,635

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	501,465

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A1/AA/NR	1,062,412
1,020,000	3.700%, 06/01/33 Series A	A1/AA/NR	1,064,584

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,618,455
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,458,603

	Middleton, Rhode Island
435,000	4.000%, 02/01/31 Series 2021A	Aa1/NR/NR	545,655

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,097,919

	North Kingstown, Rhode Island
550,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	568,942
1,500,000	3.500%, 04/01/37 Series 2021 A	NR/AA+/NR	1,767,120

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	North Smithfield, Rhode Island
$ 825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	$ 906,180
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,242,840

	Pawtucket, Rhode Island
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/A+	1,092,093
890,000	4.500%, 07/15/33 Series C AGMC Insured	A2/AA/NR	1,087,856
935,000	4.500%, 07/15/34 Series C AGMC Insured	A2/AA/NR	1,140,962
975,000	4.500%, 07/15/35 Series C AGMC Insured	A2/AA/NR	1,181,125

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,270,587

	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	1,002,983
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,069,014
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,028,180

	Richmond, Rhode Island
775,000	3.000%, 08/01/24	Aa3/NR/NR	807,705

	State of Rhode Island
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,126,480
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,145,640
2,500,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,944,450
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,142,340
2,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	2,206,500
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,184,742
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,024,200
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,149,460
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,238,540
2,260,000	4.000%, 08/01/30 Series 2021C	Aa2/AA/AA	2,792,795
1,600,000	4.000%, 08/01/33 Series 2021E	Aa2/AA/AA	1,980,848

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,357,118

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B AGMC Insured	NR/AA/NR	2,043,280

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,275,028

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	Baa1/AA/NR	920,729

	Westerly, Rhode Island
345,000	5.000%, 11/15/31 Series 2021 A	NR/AA/NR	461,765
	Total General Obligation Bonds		70,215,857

Principal Amount	Revenue Bonds (66.3%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Development (9.2%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
$3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A2/AA/NR	$3,469,650
4,200,000	4.000%, 09/15/35 Series A AGMC Insured	A2/AA/NR	4,850,958

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A2/AA/NR	1,917,199

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,407,120

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	1,081,991
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	976,271
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,165,540

	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,330,857
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,707,219
	Total Development		24,906,805

	Healthcare (2.5%)
	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,148,390
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,143,750
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,427,175
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,982,803

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,185,440
	Total Healthcare		6,887,558

	Higher Education (5.6%)
	Rhode Island Health and Education Building Corp., Higher Educational Facility
2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	2,508,825

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,000,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,280,100

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
$2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	$2,735,265
250,000	4.000%, 11/01/37 Series 2021B	A2/A/NR	303,195
250,000	4.000%, 11/01/38 Series 2021B	A2/A/NR	302,355

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,020,350

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,160,850

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	566,430
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	3,021,477
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,155,400
	Total Higher Education		15,054,247

	Housing (6.5%)
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
250,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	266,165
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	2,018,220
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	2,020,280
2,000,000	2.050%, 10/01/36 Series 75 A	Aa1/AA+/NR	1,998,500

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	816,069
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	1,061,960

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
1,500,000	0.450%***, 10/01/40 Series 2021 1-A (Mandatory Tender Date 10/01/23)	Aa2/NR/NR	1,499,640

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,507,775
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,006,960
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,320,875
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,014,830
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,033,910
	Total Housing		17,565,184

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (30.6%)
	Rhode Island Health and Education Building Corp., Public Schools Financing Program
$795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	$913,065

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,739,078

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,010,310
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,011,490

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,291,750

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,009,670
2,000,000	4.000%, 05/15/37 Series 2021F	NR/AA/NR	2,393,680
3,000,000	4.000%, 05/15/38 Series 2021F	NR/AA/NR	3,575,250
2,000,000	4.000%, 05/15/41 Series 2021F	NR/AA/NR	2,361,220

	Rhode Island Health and Education Building Corp., Exeter-West Greenwich Regional School District
2,305,000	3.500%, 05/15/37 Series 2021 G	Aa3/NR/NR	2,650,796
2,100,000	4.000%, 05/15/41 Series 2021 G	Aa3/NR/NR	2,479,281

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	1,124,326

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Lincoln
3,245,000	5.000%, 05/15/33 Series 2020 B	Aa2/NR/AAA	4,221,096
1,610,000	4.000%, 05/15/35 Series 2020 B	Aa2/NR/AAA	1,956,842

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,699,040

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingston
$370,000	4.000%, 05/15/29 Series 2021 A	NR/AA+/NR	$447,471
405,000	4.000%, 05/15/30 Series 2021 A	NR/AA+/NR	495,878
355,000	3.000%, 05/15/33 Series 2021 A	NR/AA+/NR	403,752
415,000	3.000%, 05/15/34 Series 2021 A	NR/AA+/NR	469,108

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,140,887
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	896,925
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	629,385
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	628,390
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	627,425
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	585,485

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,698,300
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,167,090
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,219,149
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,268,956
1,455,000	4.000%, 05/15/35 Series 2022A†††	Aa3/NR/NR	1,781,386
500,000	4.000%, 05/15/38 Series 2022A†††	Aa3/NR/NR	604,080
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,554,662
500,000	4.000%, 05/15/42 Series 2022A†††	Aa3/NR/NR	595,220

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Providence
500,000	4.000%, 05/15/36 Series 2021D BAMI Insured	Aa3/AA/NR	604,645
2,250,000	4.000%, 05/15/37 Series 2021D BAMI Insured	Aa3/AA/NR	2,710,148

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,545,984

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Smithfield
1,000,000	3.000%, 05/15/37 Series 2021H	NR/AA/NR	1,108,850
1,000,000	3.000%, 05/15/38 Series 2021H	NR/AA/NR	1,106,710

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Tiverton
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,867,361

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Westerly
$500,000	4.000%, 05/15/30 Series 2021E	NR/AA/NR	$610,415
500,000	4.000%, 05/15/31 Series 2021E	NR/AA/NR	619,350

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
445,000	5.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	557,558

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,389,730

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,956,109

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,299,010
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,661,460
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,208,120

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,031,580
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,115,720
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,111,820
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,186,990

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,142,060
1,340,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	1,580,275

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	611,685
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	607,890
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	603,060

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	902,047
	Total Public School		82,789,020

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Secondary Education (0.8%)
	Rhode Island Health and Educational Building Corp., Educational Institution, St. George's School
$600,000	4.000%, 10/01/36 Series 2021	NR/AA-/NR	$ 724,842
600,000	4.000%, 10/01/37 Series 2021	NR/AA-/NR	721,284
625,000	4.000%, 10/01/38 Series 2021	NR/AA-/NR	748,038
	Total Secondary Education		2,194,164

	Transportation (6.3%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A-/BBB+	745,808
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A-/BBB+	1,190,676

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/BBB+/NR	1,575,095
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/BBB+/NR	1,822,125

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	2,011,875
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,177,560

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A-/BBB+	1,064,890
2,000,000	4.000%, 07/01/24 Series B	Baa1/A-/BBB+	2,098,600

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,392,297
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,672,320
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,112,990
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	353,754
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	353,112
345,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	405,544
	Total Transportation		16,976,646

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (3.9%)
	Narragansett, Rhode Island Bay Commission Wastewater System
$3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	$3,457,802

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,170,455

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	2,002,216

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,872,979
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	577,050

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	535,065
	Total Water and Sewer		10,615,567

	Other Revenue (0.9%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A2/AA/NR	2,401,340
	Total Revenue Bonds		179,390,531

	Pre-Refunded\Escrowed to Maturity Bonds (5.4%)††
	Pre-Refunded General Obligation Bonds (1.4%)
	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,259,304
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,695,225
	Total Pre-Refunded General Obligation Bonds		3,954,529

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (4.0%)
	Healthcare (0.2%)
	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	516,070

	Higher Education (2.5%)
	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
1,000,000	5.000%, 06/01/32 Series 2014	A2/A/NR	1,111,940

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,040,620
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,539,175
	Total Higher Education		6,691,735

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (0.4%)
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
$1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	$1,014,090

	Water and Sewer (0.8%)
	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,060,000
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,060,000
	Total Water and Sewer		2,120,000

	Other Revenue (0.1%)
	State of Rhode Island Depositors Economic Protection Corp.
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	221,809
	Total Pre-Refunded\Escrowed to Maturity Revenue Bonds		10,563,704
	Total Pre-Refunded\Escrowed to Maturity Bonds		14,518,233
	Total Municipal Bonds (cost $252,595,237)		264,124,621

Shares	Short-Term Investment (2.8%)
7,696,101	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $7,696,101)	Aaa-mf/AAAm/NR	7,696,101

	Total Investments (cost $260,291,338-note b)	100.5%	271,820,722
	Other assets less liabilities	(0.5)	(1,323,935)
	Net Assets	100.0%	$270,496,787

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P or Fitch	8.7%
	Pre-refunded bonds\ ETM bonds††	5.5
	Aa of Moody's or AA of S&P or Fitch	73.9
	A of Moody's or S&P or Fitch	8.5
	Aaa of Moody's or AAA of S&P or Fitch	3.4
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $260,291,338 amounted to $11,529,384, which consisted of aggregate gross unrealized appreciation of $11,813,978 and aggregate gross unrealized depreciation of $284,594.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$7,696,101
Level 2 – Other Significant Observable Inputs - Municipal Bonds	264,124,621
Level 3 – Significant Unobservable Inputs	-
Total	$271,820,722

+ See schedule of investments for a detailed listing of securities.